Consolidated statements of shareholders' equity - EUR (€)	Total	Equity Attributable To Owners Of Parent [Member]	Issued Capital [Member]	Treasury Shares [Member]	Share Premium [Member]	Retained Earnings [Member]	Reserve Of Exchange Differences On Translation [Member]	Reserve Of Cash Flow Hedges [Member]	Reserve Of Remeasurements Of Defined Benefit Plans [Member]	Noncontrolling Interests [Member]
Balance at beginning of period at Dec. 31, 2016	€ 11,051,132,000	€ 9,977,657,000	€ 307,222,000	€ (50,993,000)	€ 3,960,115,000	€ 6,085,876,000	€ (26,019,000)	€ (38,107,000)	€ (260,437,000)	€ 1,073,475,000
Balance at beginning of period (in shares) at Dec. 31, 2016			307,221,791	(999,951)
Proceeds from exercise of options and related tax effects	38,230,000	38,230,000	€ 739,000			0	0	0	0	0
Proceeds from exercise of options and related tax effects (in shares)			739,692
Compensation expense related to stock options	13,257,000	13,257,000			13,257,000
Dividends paid	293,973,000	293,973,000				293,973,000
Purchase/sale of noncontrolling interests	(34,086,000)	(63,586,000)			(63,586,000)					29,500,000
Contributions from/to noncontrolling interests	(190,365,000)									(190,365,000)
Net income	1,085,737,000	886,136,000				886,136,000				199,601,000
Other comprehensive income (loss) related to:
Foreign currency translation	(1,096,035,000)	(987,128,000)					(1,000,829,000)	97,000		(108,907,000)
Cash flow hedges, net of related tax effects	16,009,000	16,009,000						16,009,000
Total comprehensive income	5,711,000	(84,983,000)								90,694,000
Balance at end of period at Sep. 30, 2017	10,673,021,000		€ 307,961,000	€ (50,993,000)	3,947,277,000	6,761,154,000	(1,026,848,000)	(22,001,000)	(246,833,000)	1,003,304,000
Balance at end of period (in shares) at Sep. 30, 2017			307,961,483
Noncontrolling interests subject to put provisions	(83,115,000)	(83,115,000)				(83,115,000)
Adjusted balance application IFRS 9	(5,076,000)	(5,076,000)				(5,076,000)
Noncontrolling interests subject to put provisions	(830,773,000)
Balance at beginning of period at Dec. 31, 2017	10,828,186,000	9,820,102,000	€ 308,111,000	€ (108,931,000)	3,969,245,000	7,137,255,000	(1,203,904,000)	(18,336,000)	(263,338,000)	1,008,084,000
Balance at beginning of period (in shares) at Dec. 31, 2017			308,111,000	(1,659,951)
Proceeds from exercise of options and related tax effects	45,978,000	45,978,000	€ 825,000		45,153,000
Proceeds from exercise of options and related tax effects (in shares)			825,407
Compensation expense related to stock options	5,626,000	5,626,000			5,626,000
Purchase of treasury stock	€ 37,221,000	(37,221,000)		€ (37,221,000)
Purchase of treasury shares (in shares)	431,000
Purchase/sale of noncontrolling interests	€ 18,059,022.01	(37,868,000)			(37,868,000)					55,927,022.01
Contributions from/to noncontrolling interests	(143,078,000)									(143,078,000)
Net income	1,733,430,000	1,557,150,000				1,557,150,000				176,280,000
Other comprehensive income (loss) related to:
Foreign currency translation	166,191,000	134,042,000					139,409,000	(13,000)		32,149,000
Cash flow hedges, net of related tax effects	13,602,000	13,602,000						13,602,000
Total comprehensive income	1,913,223,000	1,704,794,000								208,429,000
Balance at end of period at Sep. 30, 2018	12,345,844,000	11,216,482,000	€ 308,936,000	€ (146,152,000)	€ 3,982,156,000	8,409,476,000	€ (1,064,495,000)	€ (4,747,000)	€ (268,692,000)	€ 1,129,362,022.01
Balance at end of period (in shares) at Sep. 30, 2018			308,936,407	(2,090,951)
Noncontrolling interests subject to put provisions	€ (44,985,000)	€ (44,985,000)				€ (44,985,000)